OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities
An analysis of other liabilities is as follows:

	At December 31,
	2018	2017
	(€ thousand)
Deferred income	271,817	274,186
Advances and security deposits	145,394	167,293
Accrued expenses	81,408	77,024
Payables to personnel	25,434	38,488
Social security payables	18,209	20,553
Other	47,481	42,806
Total other liabilities	589,743	620,350
An analysis of other liabilities (excluding accrued expenses and deferred income) by due date is as follows:

	At December 31,
	2018				2017
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Total other liabilities (excluding accrued expenses and deferred income)	223,138	6,960	6,420	236,518	264,380	4,760	—	269,140

Explanation of significant changes in contract liabilities

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At January 1, 2018	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2018
	(€ thousand)
Maintenance and power warranty programs	192,705	82,731	(70,449)	—	204,987
Advances from customers	162,347	272,070	(293,884)	(681)	139,852